Accounts receivable, net (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance at beginning	¥ 46,441	¥ 37,699	¥ 23,802
Charge for the year	53,599	8,931	13,897
Write off for the year	0	(189)	0
Balance at end	¥ 100,040	¥ 46,441	¥ 37,699